Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income taxes at statutory rate		21.00%	21.00%
State taxes, net of federal benefit		0.00%	0.00%
LLC flow-through structure		(21.40%)	(21.50%)
Federal Credits		1.80%	2.30%
Provision to return adjustment		0.00%	0.20%
Change in valuation allowance		(1.30%)	(1.10%)
Other		(0.20%)	0.00%
Effective income tax rate	1.50%	(0.10%)	0.90%